GENERAL (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 03, 2015	Dec. 31, 2011
Business Acquisition [Line Items]
Operating losses	$ (1,541)	$ 1,707	$ 2,042
Cash flows used in operating activities	(1,482)	2,147	807
Cash and cash equivalents and short-term marketable securities	5,000
Marketable securities pledged as collateral	136
Accumulated deficit	(14,744)	(13,134)
Total shareholders' equity	5,632	7,161	5,569		3,832
Vexigo Ltd [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Percentage of outstanding shares acquired	100.00%			100.00%
Consideration paid to acquire outstanding shares	$ 4,000			$ 3,000